Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(5)	Net Income ($)	Adjusted EBITDA(6)

2024	4,351,230	4,453,502	1,533,651	1,645,518	98.70	187.80	17,255	241,753
2023	3,642,885	6,663,136	1,832,761	2,494,439	92.80	166.70	(9,589)	219,360
2022	2,619,285	(2,579,710)	966,154	(1,105)	72.64	114.20	(16,436)	210,249
2021	3,349,100	8,165,216	2,426,095	2,428,106	105.80	130.10	(38,332)	207,418
2020	1,578,261	4,823,414	2,434,882	2,751,209	103.20	102.90	(24,499)	221,215

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Cahill, in the Summary Compensation Table for fiscal years 2023, 2022, 2021 and 2020. Mr. Cahill served as CEO for each of the years presented.
Peer Group Issuers, Footnote	Reflects cumulative total stockholder return on our common stock as of the last trading day prior of each of our fiscal years listed. The graph assumes an initial investment of $100 at the market close on November 27, 2020, which was our initial trading day.
(5)Reflects cumulative total stockholder return of the Dow Jones U.S. Industrial Suppliers Index (INDEXDJX: DJUSDS) as of the last trading day prior to the end of each of our fiscal years listed. The graph assumes an initial investment of $100 at the market close on November 27, 2020, which was our initial trading day. The Dow Jones U.S. Industrial Suppliers Index is the peer group used by Hillman for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Hillman’s Annual Report on Form 10-K for the Year Ended December 28, 2024.

PEO Total Compensation Amount	$ 4,351,230	$ 3,642,885	$ 2,619,285	$ 3,349,100	$ 1,578,261
PEO Actually Paid Compensation Amount	$ 4,453,502	6,663,136	(2,579,710)	8,165,216	4,823,414
Adjustment To PEO Compensation, Footnote

CEO Adjustments	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Total Compensation from Summary Compensation Table	4,351,230	3,642,885	2,619,285	3,349,100	1,578,261
Adjustments for Equity Awards:(1)
Subtract: Grant Date Fair Values in Summary Compensation Table	(2,249,993)	(2,134,993)	(1,799,120)	(2,637,196)	—
Add: Year-end fair value of awards granted during the year	2,219,531	2,322,888	1,326,398	2,353,822	—
Year-over-year increase (decrease) of fair value of unvested awards granted in prior years	226,003	687,985	(4,084,314)	3,430,666	4,047,789
Increase (decrease) from prior fiscal year–end of fair value for awards that vested during the year	(93,269)	2,144,371	(641,959)	1,668,824	(802,636)
Subtract: Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—
Total Adjustments for Equity Awards	102,272	3,020,251	(5,198,995)	4,816,116	3,245,153
Compensation Actually Paid as Calculated	4,453,502	6,663,136	(2,579,710)	8,165,216	4,823,414
(1)Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The fair value or change in fair value of RSUs is measured using the closing price of a share of Company common stock on the applicable measurement date. The fair value or change in fair value of stock options is determined using the Black-Scholes option pricing model. Refer to Note 13 - Stock Based Compensation, to the Consolidated Financial Statements included in our Form 10-K for each applicable fiscal year ended for additional details.

Non-PEO NEO Average Total Compensation Amount	$ 1,533,651	1,832,761	966,154	2,426,095	2,434,882
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,645,518	2,494,439	(1,105)	2,428,106	2,751,209
Adjustment to Non-PEO NEO Compensation Footnote

Non-CEO NEO Adjustments	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Total Compensation from Summary Compensation Table	1,533,651	1,832,761	966,154	2,426,095	2,434,882
Adjustments for Equity Awards:(1)
Subtract: Grant Date Fair Values in Summary Compensation Table	(749,994)	(1,199,996)	(559,829)	(1,962,204)	(374,079)
Add: Year-end fair value of awards granted during the year	754,423	1,297,678	418,321	484,799	640,681
Year-over-year increase (decrease) of fair value of unvested awards granted in prior years	109,246	393,356	(752,231)	1,367,983	67,201
Increase (decrease) from prior fiscal year–end of fair value for awards that vested during the year	(1,808)	170,640	(73,520)	111,433	(17,476)
Subtract: Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—
Total Adjustments for Equity Awards	111,867	661,678	(967,259)	2,011	316,327
Compensation Actually Paid as Calculated	1,645,518	2,494,439	(1,105)	2,428,106	2,751,209
(1)Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The fair value or change in fair value of RSUs is measured using the closing price of a share of Company common stock on the applicable measurement date. The fair value or change in fair value of stock options is determined using the Black-Scholes option pricing model. Refer to Note 13 - Stock Based Compensation, to the Consolidated Financial Statements included in our Form 10-K for each applicable fiscal year ended for additional details.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Financial Performance Measures

Adjusted EBITDA
Free Cash Flow
Revenues
Net Debt Reduction
Adjusted Leverage Ratio

Total Shareholder Return Amount	$ 98.70	92.80	72.64	105.80	103.20
Peer Group Total Shareholder Return Amount	$ 187.80	166.70	114.20	130.10	102.90
PEO Name	Mr. Cahill
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate CAP are described in the tables immediately following this table.For 2024, reflects compensation information for our NEOs, other than our CEO, as described in the CD&A of this proxy statement. For 2023, reflects compensation information for Mr. Kraft, Mr. Adinolfi, Mr. Ride, and Randall J. Fagundo, Hillman’s then Divisional President, Robotics & Digital Solutions. For 2022, reflects compensation information for Mr. Kraft, Mr. Moore, Mr. Murphy, and Mr. Ride. For 2021, reflects compensation information for Mr. Kraft, Mr. Ride, Mr. Fagundo, and Gary L. Seeds, Hillman’s Executive Vice President, Sales & Field Service. For 2020, reflects compensation information for Mr. Kraft, Mr. Fagundo, Mr. Murphy, and Jarrod T. Streng, Hillman’s then Divisional President, Personal Protective Solutions & Corporate Marketing.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure that represents our consolidated earnings before interest, taxes, depreciation, and amortization, as adjusted for non-recurring charges. For a reconciliation of out net income on a GAAP basis to adjusted EBITDA, see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Revenues
Measure:: 4
Pay vs Performance Disclosure
Name	Net Debt Reduction
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Leverage Ratio
PEO | Equity Awards Granted During Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (2,249,993)	(2,134,993)	(1,799,120)	(2,637,196)	0
PEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,219,531	2,322,888	1,326,398	2,353,822	0
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	226,003	687,985	(4,084,314)	3,430,666	4,047,789
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(93,269)	2,144,371	(641,959)	1,668,824	(802,636)
PEO | Equity Award Forfeitures During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,272	3,020,251	(5,198,995)	4,816,116	3,245,153
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	754,423	1,297,678	418,321	484,799	640,681
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	109,246	393,356	(752,231)	1,367,983	67,201
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(1,808)	170,640	(73,520)	111,433	(17,476)
Non-PEO NEO | Equity Award Forfeitures During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0	0
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,867	661,678	(967,259)	2,011	316,327
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (749,994)	$ (1,199,996)	$ (559,829)	$ (1,962,204)	$ (374,079)